Loans Payable (Details) (USD $)	9 Months Ended	12 Months Ended						1 Months Ended					1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2014 Warrants to purchase stock	Nov. 30, 2013 Warrants to purchase stock Series B preferred stock	Dec. 31, 2011 Warrants to purchase stock Series B preferred stock	Sep. 30, 2014 Maximum Warrants to purchase stock Common stock	Nov. 30, 2011 Bank Facility	Sep. 30, 2008 Bank Facility	Sep. 30, 2008 Bank Facility Warrants to purchase stock	Sep. 30, 2008 Bank Facility Warrants to purchase stock Common stock	Sep. 30, 2008 Bank Facility Maximum	Nov. 30, 2009 PA Facility	Dec. 31, 2012 PA Facility	Nov. 30, 2009 PA Facility Maximum	May 03, 2013 Comerica Facility	Nov. 01, 2012 Comerica Facility item	Dec. 31, 2013 Comerica Facility	Dec. 31, 2012 Comerica Facility	Dec. 31, 2011 Comerica Facility	Dec. 31, 2011 Comerica Facility Warrants to purchase stock Series B preferred stock	Dec. 31, 2011 Comerica Facility Prime rate	Dec. 31, 2011 Comerica Facility Maximum
Loans Payable
Face amount												$ 1,500,000			$ 815,278								$ 5,300,000
Percentage of amount borrowed which was paid as a final payment along with outstanding balance of loan								2.00%
Interest expense														9,970				64,292	150,751
Financing costs									13,768				13,745						62,034
Amortization expense of deferred financing costs														7,137				42,047	18,464
Warrant exercise period										10 years											10 years
Number of shares that can be purchased					550,000	125,000	20,161				15,000										125,000
Exercise price of warrants (in dollars per share)				$ 5.8610							$ 0.01										$ 1.00
Variable rate basis																						prime rate
Spread on variable rate basis (as a percent)																						1.00%
Number of equal monthly installments plus interest																	30
Amount borrowings outstanding																			4,946,667
Repayments of outstanding amount of loan, including unpaid interest and fees	4,946,667	4,946,667	797,863													4,073,485
Debt discount																				101,707
Amortization of debt discount																		$ 78,460	$ 23,247